united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2021

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long- term investing; however, they are not static. This letter addresses the Funds’ fiscal year performance from July 1st, 2020, to June 30th, 2021.

The first half of the fiscal year was a tumultuous one for investors. Companies and employees were forced to adapt to new working environments as countries around the world implemented social distancing and lockdown measures. As a result, financial markets experienced increased volatility. However, in the second half of the fiscal year we saw economies begin to recover at a faster pace. Vaccines rolled out around the globe, individuals returned to work, and lockdown restrictions eased. This recovery led the ultimate trend of the S&P 500 to be higher. From July 1st, 2020, through June 30th, 2021, the S&P 500 returned an incredible 40.79%.

One major roadblock for the United States on its road to recovery has been the labor market. While still elevated, the unemployment rate now sits at 5.9%, much better than the 10.2% rate we saw in July of 2020. As consumer demand picks up, companies are now starting to hire workers at a faster pace. In June 2021, initial jobless claims fell to the lowest level since the pandemic began and the US economy added 850,000 new jobs. Still, the labor market is behind what economists had expected for this point in the recovery as workers are still incentivized to stay home by extended unemployment benefits and lingering fears over the virus. Lack-luster labor market data has allowed the Fed to maintain its accommodative stance on monetary policy, despite stronger than expected inflation numbers. Inflation expectations was one of the reasons we saw a tick up in rates mid- way through the fiscal year. In March of 2021, the 10- year yield got as high as 1.74% after starting the fiscal year at 0.68%. Stronger inflation was expected to be followed up by stronger than expected jobs numbers which could have led the Fed to raise rates sooner than expected as their dual mandate for changes to monetary policy is full employment and price stability. However, in their more recent meetings, the Fed has eased concerns that rates will be raised anytime soon and the 10-year yield retreated, ending the fiscal year at 1.47%.

As a result of the continued re-opening of America and easing of restrictions across the country, the top performing Ladenburg Fund over the trailing 1 year as of June 30th, 2021, was the Aggressive Growth Fund +36.79%. The other four Ladenburg Funds performed in line with their asset allocation, with the Income Fund +8.45%, the Income & Growth Fund +16.39%, Growth and Income Fund +24.05%, and the Growth Fund +31.88%.

Going forward, we believe our portfolios are well positioned for the current environment and are ready with proper risk mitigation measures if the economic environment begins to change. As a result of the continued pace of the recovery we continue to be overweight equities, in addition to maintaining a shortened duration within fixed income to protect against any sharp increases in interest rates. We will further reallocate our portfolios as necessary if we see any change in economic data that is released.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund, you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the advisor’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the Fund. Both financial entities are wholly owned subsidiaries of our parent company Advisor Group Holdings, Inc. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Income Fund Class A	8.24%	4.41%	4.09%
Ladenburg Income Fund Class A with load of 5.00%	2.81%	3.34%	3.18%
Ladenburg Income Fund Class C	7.46%	3.63%	3.41%
Ladenburg Income Fund Class I	8.45%	4.61%	4.23%
S&P 500 Total Return Index ***	40.79%	17.65%	17.31%
Barclays US Gov’t/Credit Index ****	(0.39)%	3.31%	3.70%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.87%, 2.61% and 1.62% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Debt Funds	71.1%
Exchange-Traded Funds - Equity Funds	24.4%
Open Ended Funds	3.1%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.0)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Income & Growth Fund Class A	16.21%	6.87%	5.93%
Ladenburg Income & Growth Fund Class A with load of 5.00%	10.38%	5.78%	5.00%
Ladenburg Income & Growth Fund Class C	15.40%	5.85%	5.27%
Ladenburg Income & Growth Fund Class I	16.39%	7.04%	6.20%
S&P 500 Total Return Index ***	40.79%	17.65%	17.31%
Barclays US Gov’t/Credit Index ****	(0.39)%	3.31%	3.70%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.38%, 2.13% and 1.13% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Debt Funds	52.5%
Exchange-Traded Funds - Equity Funds	43.1%
Open End Funds	4.0%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth & Income Fund Class A	23.78%	9.41%	8.08%
Ladenburg Growth & Income Fund Class A with load of 5.00%	17.60%	8.29%	7.13%
Ladenburg Growth & Income Fund Class C	22.76%	8.59%	7.28%
Ladenburg Growth & Income Fund Class I	24.05%	9.62%	8.25%
S&P 500 Total Return Index ***	40.79%	17.65%	17.31%
Barclays US Gov’t/Credit Index ****	(0.39)%	3.31%	3.70%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.20%, 1.95% and 0.96% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity Funds	63.9%
Exchange-Traded Funds - Debt Funds	31.1%
Open End Funds	4.0%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth Fund Class A	31.70%	11.71%	9.92%
Ladenburg Growth Fund Class A with load of 5.00%	25.07%	10.56%	8.95%
Ladenburg Growth Fund Class C	30.70%	10.88%	9.11%
Ladenburg Growth Fund Class I	31.88%	11.88%	10.07%
S&P 500 Total Return Index ***	40.79%	17.65%	17.31%
Barclays US Gov’t/Credit Index ****	(0.39)%	3.31%	3.70%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.27%, 2.02% and 1.02% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity Funds	81.6%
Exchange-Traded Funds - Debt Funds	13.8%
Open End Funds	4.0%
Short-Term Investment	0.8%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmark:

			Average Annual Return
	One Year	Annualized Five Years	Since Inception**
Ladenburg Aggressive Growth Fund Class A	36.65%	13.74%	11.90%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	29.86%	12.59%	10.91%
Ladenburg Aggressive Growth Fund Class C	35.64%	12.65%	10.87%
Ladenburg Aggressive Growth Fund Class I	36.79%	13.68%	11.79%
S&P 500 Total Return Index ***	40.79%	17.65%	17.31%
Barclays US Gov’t/Credit Index ****	(0.39)%	3.31%	3.70%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.48%, 2.24% and 1.23% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity Funds	89.8%
Open End Funds	3.9%
Exchange-Traded Funds - Debt Funds	3.9%
Short-Term Investment	2.5%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.5%
	EQUITY - 24.4%
4,405	iShares Core MSCI Emerging Markets ETF	$295,091
8,748	Schwab U.S. Large-Cap Growth ETF	1,276,858
15,692	Schwab U.S. Large-Cap Value ETF	1,072,862
2,873	Schwab US Small-Cap ETF	299,309
1,320	Vanguard Mid-Cap Growth ETF	311,982
2,178	Vanguard Mid-Cap Value ETF	306,009
		3,562,111
	FIXED INCOME - 71.1%
11,297	iShares Core U.S. Aggregate Bond ETF	1,302,883
23,661	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,296,859
83,209	SPDR Doubleline Total Return Tactical ETF	4,028,149
28,914	Vanguard Intermediate-Term Bond ETF	2,601,104
13,996	Vanguard Short-Term Bond ETF	1,149,911
		10,378,906

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,925,841)	13,941,017

	OPEN END FUNDS — 3.1%
17,328	JPMorgan Hedged Equity Fund, Class I	450,184
	TOTAL OPEN END FUNDS (Cost $351,700)

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
205,466	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $205,466)(a)	205,466

	TOTAL INVESTMENTS - 100.0% (Cost $13,483,007)	$14,596,667
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%	(5,770)
	NET ASSETS - 100.0%	$14,590,897

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.6%
	EQUITY - 43.1%
19,105	iShares Core MSCI Emerging Markets ETF	$1,279,844
64,965	Schwab U.S. Large-Cap Growth ETF	9,482,291
121,130	Schwab U.S. Large-Cap Value ETF	8,281,658
12,428	Schwab US Small-Cap ETF	1,294,749
17,035	Vanguard Mid-Cap Growth ETF	4,026,222
23,272	Vanguard Mid-Cap Value ETF	3,269,716
		27,634,480
	FIXED INCOME - 52.5%
55,159	iShares Core U.S. Aggregate Bond ETF	6,361,487
34,562	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,894,343
261,338	SPDR Doubleline Total Return Tactical ETF	12,651,373
77,732	Vanguard Intermediate-Term Bond ETF	6,992,771
69,060	Vanguard Short-Term Bond ETF	5,673,970
		33,573,944

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,415,928)	61,208,424

	OPEN END FUNDS — 4.0%
98,481	JPMorgan Hedged Equity Fund, Class I	2,558,542
	TOTAL OPEN END FUNDS (Cost $2,002,069)

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
392,754	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $392,754)(a)	392,754

	TOTAL INVESTMENTS - 100.2% (Cost $54,810,752)	$64,159,720
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(102,577)
	NET ASSETS - 100.0%	$64,057,143

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 63.9%
52,892	iShares Core MSCI Emerging Markets ETF	$3,543,235
97,046	KraneShares Emerging Markets Consumer Technology Index ETF	3,247,101
270,915	Schwab U.S. Large-Cap Growth ETF	39,542,754
497,199	Schwab U.S. Large-Cap Value ETF	33,993,496
66,636	Schwab US Small-Cap ETF	6,942,138
53,940	Vanguard Mid-Cap Growth ETF	12,748,719
95,390	Vanguard Mid-Cap Value ETF	13,402,295
		113,419,738
	FIXED INCOME - 31.1%
132,110	iShares Core U.S. Aggregate Bond ETF	15,236,247
274,023	SPDR Doubleline Total Return Tactical ETF	13,265,453
128,411	Vanguard Intermediate-Term Bond ETF	11,551,854
182,508	Vanguard Short-Term Bond ETF	14,994,857
		55,048,411

	TOTAL EXCHANGE-TRADED FUNDS (Cost $133,930,806)	168,468,149

	OPEN END FUNDS — 4.0%
269,364	JPMorgan Hedged Equity Fund, Class I	6,998,082
	TOTAL OPEN END FUNDS (Cost $5,530,284)

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
1,920,609	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $1,920,609)(a)	1,920,609

	TOTAL INVESTMENTS - 100.1% (Cost $141,381,699)	$177,386,840
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(262,088)
	NET ASSETS - 100.0%	$177,124,752

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.4%
	EQUITY - 81.6%
49,190	iShares Core MSCI Emerging Markets ETF	$3,295,238
100,258	KraneShares Emerging Markets Consumer Technology Index ETF	3,354,573
204,912	Schwab U.S. Large-Cap Growth ETF	29,908,955
369,021	Schwab U.S. Large-Cap Value ETF	25,229,966
74,038	Schwab US Small-Cap ETF	7,713,279
53,183	Vanguard Mid-Cap Growth ETF	12,569,802
61,948	Vanguard Mid-Cap Value ETF	8,703,694
		90,775,507
	FIXED INCOME - 13.8%
57,167	iShares Core U.S. Aggregate Bond ETF	6,593,070
45,254	SPDR Doubleline Total Return Tactical ETF	2,190,746
79,836	Vanguard Short-Term Bond ETF	6,559,326
		15,343,142

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,585,495)	106,118,649

	OPEN END FUNDS — 4.0%
169,449	JPMorgan Hedged Equity Fund, Class I	4,402,289
	TOTAL OPEN END FUNDS (Cost $3,553,476)

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
844,421	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $844,421)(a)	844,421

	TOTAL INVESTMENTS - 100.2% (Cost $82,983,392)	$111,365,359
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(246,407)
	NET ASSETS - 100.0%	$111,118,952

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.7%
	EQUITY - 89.8%
24,836	iShares Core MSCI Emerging Markets ETF	$1,663,764
51,077	KraneShares Emerging Markets Consumer Technology Index ETF	1,709,006
82,958	Schwab U.S. Large-Cap Growth ETF	12,108,549
138,871	Schwab U.S. Large-Cap Value ETF	9,494,610
40,450	Schwab US Small-Cap ETF	4,214,081
23,762	Vanguard Mid-Cap Growth ETF	5,616,149
23,282	Vanguard Mid-Cap Value ETF	3,271,121
		38,077,280
	FIXED INCOME - 3.9%
14,361	iShares Core U.S. Aggregate Bond ETF	1,656,254

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,722,917)	39,733,534

	OPEN END FUNDS — 3.9%
63,920	JPMorgan Hedged Equity Fund, Class I	1,660,636
	TOTAL OPEN END FUNDS (Cost $1,376,153)

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
1,061,305	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $1,061,305)(a)	1,061,305

	TOTAL INVESTMENTS - 100.1% (Cost $31,160,375)	$42,455,475
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(40,526)
	NET ASSETS - 100.0%	$42,414,949

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$13,483,007	$54,810,752	$141,381,699	$82,983,392	$31,160,375
Investments in Securities at Value	$14,596,667	$64,159,720	$177,386,840	$111,365,359	$42,455,475
Due from Advisor	6,583	—	—	—	—
Receivable for Fund Shares Sold	—	—	57,809	23,568	5,840
Dividends and Interest Receivable	9	8	44	32	21
Prepaid Expenses and Other Assets	15,025	17,788	18,572	20,769	19,294
Total Assets	14,618,284	64,177,516	177,463,265	111,409,728	42,480,630

Liabilities:
Redemptions Payable	306	15,996	41,532	110,713	—
Payable to Related Parties	4,104	10,250	33,221	8,353	9,752
Accrued Advisory Fees	—	67,588	218,800	135,756	31,443
Accrued Distribution Fees	3,245	1,691	10,004	3,430	2,491
Accrued Expenses and Other Liabilities	19,732	24,848	34,956	32,524	21,995
Total Liabilities	27,387	120,373	338,513	290,776	65,681

Net Assets	$14,590,897	$64,057,143	$177,124,752	$111,118,952	$42,414,949

Composition of Net Assets:
At June 30, 2021, Net Assets consisted of:
Paid-in-Capital	$13,079,465	$54,156,636	$136,851,667	$81,524,821	$30,763,516
Accumulated Earnings	1,511,432	9,900,507	40,273,085	29,594,131	11,651,433
Net Assets	$14,590,897	$64,057,143	$177,124,752	$111,118,952	$42,414,949

Class A Net Assets	$390,371	$1,085,922	$2,056,500	$617,944	$138,133
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	33,140	82,874	139,463	37,236	7,663
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$11.78	$13.10	$14.75	$16.60	$18.03
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$12.40	$13.79	$15.53	$17.47	$18.98

Class C Net Assets	$36,501	$17,804	$49,572	$112,942	$292,730
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	3,128	1,379	3,437	6,891	16,796
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.67	$12.91	$14.42	$16.39	$17.43

Class I Net Assets	$14,164,025	$62,953,417	$175,018,680	$110,388,066	$41,984,086
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,206,887	4,782,006	11,827,091	6,668,484	2,365,053
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.74	$13.16	$14.80	$16.55	$17.75

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$294,891	$1,024,493	$2,458,055	$1,367,492	$455,322
Interest Income	209	542	2,401	1,133	465
Total Investment Income	295,100	1,025,035	2,460,456	1,368,625	455,787

Expenses:
Investment Advisory Fees	75,695	289,793	793,321	471,507	169,084
Distribution Fees - Class A	1,195	3,076	5,291	1,725	276
Distribution Fees - Class C	355	168	1,242	1,094	2,576
Registration & Filing Fees	24,785	27,499	33,200	37,106	29,799
Administration Fees	22,225	44,622	115,841	57,410	33,087
Trustees' Fees	15,583	15,713	15,113	15,813	15,413
Audit Fees	15,220	15,116	14,900	14,899	15,064
Third Party Administrative Services Fees	13,521	51,222	131,403	87,950	29,137
Legal Fees	9,220	10,278	12,538	11,578	9,277
Transfer Agent Fees	9,013	20,766	47,245	30,493	12,549
Chief Compliance Officer Fees	6,989	10,039	14,996	10,426	7,423
Custody Fees	5,601	8,141	19,228	11,412	5,839
Printing Expense	2,634	6,860	16,381	11,964	6,364
Insurance Expense	535	1,162	2,802	1,673	760
Miscellaneous Expenses	3,950	4,999	4,899	6,519	3,609
Total Expenses	206,521	509,454	1,228,400	771,569	340,257
Less: Expenses Waived/Reimbursed by the Advisor	(76,801)	(14,491)	(425)	(471)	(49,950)
Net Expenses	129,720	494,963	1,227,975	771,098	290,307
Net Investment Income	165,380	530,072	1,232,481	597,527	165,480

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	724,239	2,189,505	8,363,911	2,729,600	984,754
Capital Gain Distributions from Other Investment Companies	27,806	67,748	115,679	13,041	—

Net Change in Unrealized Appreciation on Investments	327,376	5,840,316	23,747,464	22,230,085	9,091,381
Net Realized and Unrealized Gain on Investments	1,079,421	8,097,569	32,227,054	24,972,726	10,076,135

Net Increase in Net Assets Resulting From Operations	$1,244,801	$8,627,641	$33,459,535	$25,570,253	$10,241,615

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Operations:
Net Investment Income	$165,380	$228,637
Net Realized Gain (Loss) on Investments	724,239	(283,392)
Capital Gain Distributions from Other Investment Companies	27,806	—
Net Change in Unrealized Appreciation on Investments	327,376	373,522
Net Increase in Net Assets Resulting From Operations	1,244,801	318,767

Distributions to Shareholders From:
Return of Capital
Class A	—	(972)
Class C	—	(35)
Class I	—	(31,789)
Distributions Paid
Class A	(4,742)	(8,476)
Class C	(131)	(405)
Class I	(180,235)	(221,288)
Net Decrease in Net Assets from Distributions to Shareholders	(185,108)	(262,965)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	18,223	22,857
Distributions Reinvested	4,614	7,830
Payment for Shares Redeemed	(157,897)	(389,535)
Class C
Distributions Reinvested	63	211
Class I
Proceeds from Shares Issued	6,371,817	7,855,132
Distributions Reinvested	153,658	218,930
Payment for Shares Redeemed	(7,435,279)	(3,717,054)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(1,044,801)	3,998,371

Total Increase in Net Assets	14,892	4,054,173

Net Assets:
Beginning of Year	14,576,005	10,521,832
End of Year	$14,590,897	$14,576,005

Share Activity
Class A
Shares Sold	1,626	2,083
Shares Reinvested	402	713
Shares Redeemed	(13,579)	(35,690)
Net Decrease in Shares of Beneficial Interest Outstanding	(11,551)	(32,894)

Class C
Shares Sold	—	—
Shares Reinvested	5	19
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	5	19

Class I
Shares Sold	561,431	719,427
Shares Reinvested	13,431	20,014
Shares Redeemed	(649,519)	(344,549)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(74,657)	394,892

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Operations:
Net Investment Income	$530,072	$672,252
Net Realized Gain (Loss) on Investments	2,189,505	(1,495,721)
Capital Gain Distributions from Other Investment Companies	67,748	—
Net Change in Unrealized Appreciation on Investments	5,840,316	1,698,679
Net Increase in Net Assets Resulting From Operations	8,627,641	875,210

Distributions to Shareholders From:
Return of Capital
Class A	—	(2,512)
Class C	—	(16)
Class I	—	(109,650)
Distributions Paid
Class A	(9,426)	(22,790)
Class C	(78)	(180)
Class I	(568,536)	(682,587)
Net Decrease in Net Assets from Distributions to Shareholders	(578,040)	(817,735)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	185,067	79,593
Distributions Reinvested	8,387	20,699
Payment for Shares Redeemed	(582,510)	(351,649)
Class C
Distributions Reinvested	78	196
Class I
Proceeds from Shares Issued	21,717,730	22,836,099
Distributions Reinvested	510,554	710,726
Payment for Shares Redeemed	(16,206,060)	(8,425,556)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	5,633,246	14,870,108

Total Increase in Net Assets	13,682,847	14,927,583

Net Assets:
Beginning of Year	50,374,296	35,446,713
End of Year	$64,057,143	$50,374,296

Share Activity
Class A
Shares Sold	14,419	6,992
Shares Reinvested	683	1,809
Shares Redeemed	(46,423)	(31,251)
Net Decrease in Shares of Beneficial Interest Outstanding	(31,321)	(22,450)

Class C
Shares Sold	—	—
Shares Reinvested	6	18
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	6	18

Class I
Shares Sold	1,759,368	2,007,970
Shares Reinvested	41,082	61,881
Shares Redeemed	(1,314,133)	(751,865)
Net Increase in Shares of Beneficial Interest Outstanding	486,317	1,317,986

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Operations:
Net Investment Income	$1,232,481	$1,676,153
Net Realized Income (Loss) on Investments	8,363,911	(3,882,239)
Capital Gain Distributions from Other Investment Companies	115,679	—
Net Change in Unrealized Appreciation on Investments	23,747,464	5,643,960
Net Increase in Net Assets Resulting From Operations	33,459,535	3,437,874

Distributions to Shareholders From:
Distributions Paid
Class A	(14,212)	(29,446)
Class C	(373)	(3,145)
Class I	(1,302,563)	(1,894,059)
Net Decrease in Net Assets from Distributions to Shareholders	(1,317,148)	(1,926,650)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	277,055	975,555
Distributions Reinvested	13,708	28,495
Payment for Shares Redeemed	(1,045,654)	(415,192)
Class C
Proceeds from Shares Issued	3,200	16,400
Distributions Reinvested	358	2,687
Payment for Shares Redeemed	(215,673)	(147,493)
Class I
Proceeds from Shares Issued	48,509,807	41,708,006
Distributions Reinvested	1,135,006	1,669,988
Payment for Shares Redeemed	(39,162,329)	(24,589,644)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	9,515,478	19,248,802

Total Increase in Net Assets	41,657,865	20,760,026

Net Assets:
Beginning of Year	135,466,887	114,706,861
End of Year	$177,124,752	$135,466,887

Share Activity
Class A
Shares Sold	20,144	82,997
Shares Reinvested	1,018	2,365
Shares Redeemed	(78,572)	(36,320)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(57,410)	49,042

Class C
Shares Sold	245	1,372
Shares Reinvested	28	224
Shares Redeemed	(16,422)	(12,751)
Net Decrease in Shares of Beneficial Interest Outstanding	(16,149)	(11,155)

Class I
Shares Sold	3,603,742	3,500,715
Shares Reinvested	83,547	138,585
Shares Redeemed	(2,901,018)	(2,083,003)
Net Increase in Shares of Beneficial Interest Outstanding	786,271	1,556,297

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Operations:
Net Investment Income	$597,527	$819,937
Net Realized Gain (Loss) on Investments	2,729,600	(1,607,674)
Capital Gain Distributions from Other Investment Companies	13,041	—
Net Change in Unrealized Appreciation on Investments	22,230,085	2,695,081
Net Increase in Net Assets Resulting From Operations	25,570,253	1,907,344

Distributions to Shareholders From:
Distributions Paid
Class A	(1,752)	(11,672)
Class C	—	(219)
Class I	(613,459)	(1,131,459)
Net Decrease in Net Assets from Distributions to Shareholders	(615,211)	(1,143,350)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	26,783	447,947
Distributions Reinvested	1,700	11,473
Payments for Shares Redeemed	(727,365)	(116,146)
Class C
Proceeds from Shares Issued	6,000	18,900
Distributions Reinvested	—	147
Payments for Shares Redeemed	(14,698)	(119,203)
Class I
Proceeds from Shares Issued	26,774,069	27,868,445
Distributions Reinvested	565,758	1,036,050
Payments for Shares Redeemed	(18,051,910)	(11,825,766)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	8,580,337	17,321,847

Total Increase in Net Assets	33,535,379	18,085,841

Net Assets:
Beginning of Year	77,583,573	59,497,732
End of Year	$111,118,952	$77,583,573

Share Activity
Class A
Shares Sold	1,848	37,864
Shares Reinvested	114	873
Shares Redeemed	(52,768)	(9,751)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(50,806)	28,986

Class C
Shares Sold	418	1,571
Shares Reinvested	—	11
Shares Redeemed	(932)	(9,776)
Net Decrease in Shares of Beneficial Interest Outstanding	(514)	(8,194)

Class I
Shares Sold	1,813,737	2,239,260
Shares Reinvested	37,945	78,967
Shares Redeemed	(1,232,946)	(962,714)
Net Increase in Shares of Beneficial Interest Outstanding	618,736	1,355,513

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Operations:
Net Investment Income	$165,480	$243,062
Net Realized Gain (Loss) on Investments	984,754	(247,219)
Net Change in Unrealized Appreciation on Investments	9,091,381	1,129,044
Net Increase in Net Assets Resulting From Operations	10,241,615	1,124,887

Distributions to Shareholders From:
Distributions Paid
Class A	(1,527)	(2,753)
Class C	(2,818)	(4,236)
Class I	(531,005)	(750,120)
Net Decrease in Net Assets from Distributions to Shareholders	(535,350)	(757,109)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	17,148	7,313
Distributions Reinvested	1,525	2,753
Payment for Shares Redeemed	—	(5,486)
Class C
Proceeds from Shares Issued	—	30,443
Distributions Reinvested .	2,818	4,236
Class I
Proceeds from Shares Issued	12,159,733	8,675,531
Distributions Reinvested	492,517	690,457
Payment for Shares Redeemed	(6,244,325)	(5,365,849)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	6,429,416	4,039,398

Total Increase in Net Assets	16,135,681	4,407,176

Net Assets:
Beginning of Year	26,279,268	21,872,092
End of Year	$42,414,949	$26,279,268

Share Activity
Class A
Shares Sold	1,009	537
Shares Reinvested	95	198
Shares Redeemed	—	(460)
Net Increase in Shares of Beneficial Interest Outstanding	1,104	275

Class C
Shares Sold	—	2,509
Shares Reinvested	181	313
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	181	2,822

Class I
Shares Sold	769,788	681,669
Shares Reinvested	31,152	50,472
Shares Redeemed	(405,819)	(409,534)
Net Increase in Shares of Beneficial Interest Outstanding	395,121	322,607

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$10.99	$10.90	$10.53	$10.59	$10.19
Gain (Loss) From Operations:
Net investment income (a)	0.11	0.18	0.17	0.17	0.14
Net gain (loss) from securities (both realized and unrealized)	0.79	0.11	0.38	(0.01)	0.32
Total from operations	0.90	0.29	0.55	0.16	0.46
Distributions to shareholders from:
Net investment income	(0.11)	(0.18)	(0.17)	(0.19)	(0.06)
Realized gains	—	—	(0.01)	(0.03)	—
Return of Capital	—	(0.02)	—	—	—
Total distributions	(0.11)	(0.20)	(0.18)	(0.22)	(0.06)
Net Asset Value, End of Year	$11.78	$10.99	$10.90	$10.53	$10.59
Total Return (b)	8.24%	2.68%	5.31%	1.46%	4.50%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$390	$491	$845	$1,024	$987
Ratio of expenses to average net assets,
before reimbursement (c)	1.60%	1.65%	1.95%	2.26%	5.84%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.97%	1.68%	1.66%	1.63%	1.31%
Portfolio turnover rate	29.04%	20.91%	34.73%	27.38%	2.91%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$10.90	$10.83	$10.46	$10.54	$10.17
Gain (Loss) From Operations:
Net investment income (a)	0.02	0.10	0.11	0.10	0.06
Net gain (loss) from securities (both realized and unrealized)	0.79	0.11	0.35	(0.02)	0.32
Total from operations	0.81	0.21	0.46	0.08	0.38
Distributions to shareholders from:
Net investment income	(0.04)	(0.13)	(0.08)	(0.13)	(0.01)
Realized gains	—	—	(0.01)	(0.03)	—
Return of Capital	—	(0.01)	—	—	—
Total distributions	(0.04)	(0.14)	(0.09)	(0.16)	(0.01)
Net Asset Value, End of Year	$11.67	$10.90	$10.83	$10.46	$10.54
Total Return (b)	7.46%	1.95%	4.51%	0.74%	3.71%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$37	$34	$34	$273	$256
Ratio of expenses to average net assets,
before reimbursement (c)	2.36%	2.39%	2.75%	3.01%	8.13%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	0.18%	0.92%	1.05%	0.93%	0.63%
Portfolio turnover rate	29.04%	20.91%	34.73%	27.38%	2.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$10.96	$10.88	$10.51	$10.57	$10.19
Gain (Loss) From Operations:
Net investment income (a)	0.13	0.20	0.19	0.20	0.16
Net gain (loss) from securities (both realized and unrealized)	0.79	0.11	0.38	(0.02)	0.29
Total from operations	0.92	0.31	0.57	0.18	0.45
Distributions to shareholders from:
Net investment income	(0.14)	(0.20)	(0.19)	(0.21)	(0.07)
Realized gains	—	—	(0.01)	(0.03)	—
Return of Capital	—	(0.03)	—	—	—
Total distributions	(0.14)	(0.23)	(0.20)	(0.24)	(0.07)
Net Asset Value, End of Year	$11.74	$10.96	$10.88	$10.51	$10.57
Total Return (b)	8.45%	2.83%	5.59%	1.67%	4.45%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$14,164	$14,051	$9,643	$6,285	$3,319
Ratio of expenses to average net assets,
before reimbursement (c)	1.35%	1.40%	1.67%	2.01%	4.06%
net of reimbursement (c)	0.85%	0.83%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.10%	1.83%	1.85%	1.91%	1.52%
Portfolio turnover rate	29.04%	20.91%	34.73%	27.38%	2.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$11.36	$11.32	$10.91	$10.74	$10.06
Gain From Operations:
Net investment income (a)	0.10	0.16	0.16	0.16	0.13
Net gain from securities (both realized and unrealized)	1.74	0.08	0.40	0.24	0.64
Total from operations	1.84	0.24	0.56	0.40	0.77
Distributions to shareholders from:
Net investment income	(0.10)	(0.18)	(0.15)	(0.17)	(0.09)
Realized gains	—	—	—	(0.06)	—
Return of Capital	—	(0.02)	—	—	—
Total distributions	(0.10)	(0.20)	(0.15)	(0.23)	(0.09)
Net Asset Value, End of Year	$13.10	$11.36	$11.32	$10.91	$10.74
Total Return (b)	16.21%	2.10%	5.20%	3.68%	7.62%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$1,086	$1,297	$1,546	$1,478	$1,169
Ratio of expenses to average net assets,
before reimbursement (c)	1.11%	1.18%	1.32%	1.46%	4.38%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.78%	1.41%	1.44%	1.50%	1.23%
Portfolio turnover rate	16.60%	9.35%	24.47%	23.87%	3.85%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$11.24	$11.23	$10.85	$10.71	$10.06
Gain From Operations:
Net investment income (a)	—	0.07	0.04	0.10	0.05
Net gain from securities (both realized and unrealized)	1.73	0.08	0.42	0.22	0.65
Total from operations	1.73	0.15	0.46	0.32	0.70
Distributions to shareholders from:
Net investment income	(0.06)	(0.13)	(0.08)	(0.12)	(0.05)
Realized gains	—	—	—	(0.06)	—
Return of Capital	—	(0.01)	—	—	—
Total distributions	(0.06)	(0.14)	(0.08)	(0.18)	(0.05)
Net Asset Value, End of Year	$12.91	$11.24	$11.23	$10.85	$10.71
Total Return (b)	15.40%	1.36%	4.30%	2.91%	6.92%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$18	$15	$15	$61	$29
Ratio of expenses to average net assets,
before reimbursement (c)	1.87%	1.93%	2.07%	2.21%	4.90%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	0.02%	0.67%	0.41%	0.87%	0.44%
Portfolio turnover rate	16.60%	9.35%	24.47%	23.87%	3.85%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
Net Asset Value, Beginning of Year	$11.42	$11.38	$10.97	$10.79		$10.06
Gain From Operations:
Net investment income (a)	0.11	0.18	0.19	0.20		0.16
Net gain from securities (both realized and unrealized)	1.75	0.08	0.39	0.23		0.68
Total from operations	1.86	0.26	0.58	0.43		0.84
Distributions to shareholders from:
Net investment income	(0.12)	(0.19)	(0.17)	(0.19)		(0.11)
Realized gains	—	—	—	(0.06)		—
Return of Capital	—	(0.03)	—	—		—
Total distributions	(0.12)	(0.22)	(0.17)	(0.25)		(0.11)
Net Asset Value, End of Year	$13.16	$11.42	$11.38	$10.97		$10.79
Total Return (b)	16.39%	2.29%	5.42%	3.97	% (e)	8.34%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$62,953	$49,062	$33,885	$24,229		$10,022
Ratio of expenses to average net assets,
before reimbursement (c)	0.87%	0.93%	1.07%	1.22%		2.38%
net of reimbursement (c)	0.85%	0.83%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets (c)(d)	0.92%	1.59%	1.69%	1.80%		1.51%
Portfolio turnover rate	16.60%	9.35%	24.47%	23.87%		3.85%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$12.00	$11.85	$11.51	$11.06	$10.05
Gain From Operations:
Net investment income (a)	0.07	0.13	0.14	0.16	0.12
Net gain from securities (both realized and unrealized)	2.77	0.18	0.39	0.55	0.96
Total from operations	2.84	0.31	0.53	0.71	1.08
Distributions to shareholders from:
Net investment income	(0.09)	(0.16)	(0.12)	(0.20)	(0.07)
Realized gains	—	—	(0.07)	(0.06)	—
Total distributions	(0.09)	(0.16)	(0.19)	(0.26)	(0.07)
Net Asset Value, End of Year	$14.75	$12.00	$11.85	$11.51	$11.06
Total Return (b)	23.78%	2.62%	4.77%	6.39%	10.74%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$2,057	$2,363	$1,751	$1,385	$1,329
Ratio of expenses to average net assets,
before reimbursement (c)	1.02%	1.05%	1.16%	1.24%	2.88%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.53%	1.12%	1.23%	1.40%	1.13%
Portfolio turnover rate	21.02%	7.38%	29.89%	25.45%	2.89%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$11.78	$11.67	$11.39	$10.98	$10.00
Gain From Operations:
Net investment income (a)	0.00 (e)	0.04	0.04	0.07	0.03
Net gain from securities (both realized and unrealized)	2.68	0.18	0.39	0.54	0.96
Total from operations	2.68	0.22	0.43	0.61	0.99
Distributions to shareholders from:
Net investment income	(0.04)	(0.11)	(0.08)	(0.14)	(0.01)
Realized gains	—	—	(0.07)	(0.06)	—
Total distributions	(0.04)	(0.11)	(0.15)	(0.20)	(0.01)
Net Asset Value, End of Year	$14.42	$11.78	$11.67	$11.39	$10.98
Total Return (b)	22.76%	1.90%	3.93%	5.57%	9.91%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$50	$231	$359	$492	$448
Ratio of expenses to average net assets,
before reimbursement (c)	1.77%	1.80%	1.91%	1.99%	4.16%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.03)%	0.30%	0.37%	0.66%	0.29%
Portfolio turnover rate	21.02%	7.38%	29.89%	25.45%	2.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
Net Asset Value, Beginning of Year	$12.03	$11.87	$11.53	$11.04		$10.06
Gain From Operations:
Net investment income (a)	0.11	0.16	0.17	0.19		0.16
Net gain from securities (both realized and unrealized)	2.77	0.18	0.38	0.55		0.91
Total from operations	2.88	0.34	0.55	0.74		1.07
Distributions to shareholders from:
Net investment income	(0.11)	(0.18)	(0.14)	(0.19)		(0.09)
Realized gains	—	—	(0.07)	(0.06)		—
Total distributions	(0.11)	(0.18)	(0.21)	(0.25)		(0.09)
Net Asset Value, End of Year	$14.80	$12.03	$11.87	$11.53		$11.04
Total Return (b)	24.05%	2.88%	4.95%	6.71	% (e)	10.62%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$175,019	$132,873	$112,597	$74,300		$39,589
Ratio of expenses to average net assets,
before reimbursement (c)	0.77%	0.81%	0.91%	0.99%		1.76%
net of reimbursement (c)	0.77%	0.79%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets (c)(d)	0.78%	1.32%	1.47%	1.68%		1.50%
Portfolio turnover rate	21.02%	7.38%	29.89%	25.45%		2.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$12.64	$12.48	$12.05	$11.29	$10.00
Gain From Operations:
Net investment income (a)	0.05	0.12	0.13	0.15	0.11
Net gain from securities (both realized and unrealized)	3.95	0.22	0.42	0.79	1.23
Total from operations	4.00	0.34	0.55	0.94	1.34
Distributions to shareholders from:
Net investment income	(0.04)	(0.16)	(0.09)	(0.13)	(0.05)
Realized gains	—	(0.02)	(0.03)	(0.05)	—
Total distributions	(0.04)	(0.18)	(0.12)	(0.18)	(0.05)
Net Asset Value, End of Year	$16.60	$12.64	$12.48	$12.05	$11.29
Total Return (b)	31.70%	2.68%	4.72%	8.29%	13.41%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$618	$1,113	$737	$576	$308
Ratio of expenses to average net assets,
before reimbursement (c)	1.06%	1.13%	1.25%	1.35%	3.53%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.33%	1.00%	1.08%	1.27%	1.04%
Portfolio turnover rate	17.29%	5.09%	27.81%	16.46%	1.78%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$12.54	$12.33	$11.90	$11.19	$9.94
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.05)	0.02	0.04	0.06	0.02
Net gain from securities (both realized and unrealized)	3.90	0.21	0.42	0.78	1.23
Total from operations	3.85	0.23	0.46	0.84	1.25
Distributions to shareholders from:
Net investment income	—	—	—	(0.08)	—
Realized gains	—	(0.02)	(0.03)	(0.05)	—
Total distributions	—	(0.02)	(0.03)	(0.13)	—
Net Asset Value, End of Year	$16.39	$12.54	$12.33	$11.90	$11.19
Total Return (b)	30.70%	1.90%	3.91%	7.55%	12.58%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$113	$93	$192	$184	$142
Ratio of expenses to average net assets,
before reimbursement (c)	1.81%	1.88%	2.00%	2.10%	4.48%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.32)%	0.20%	0.30%	0.47%	0.21%
Portfolio turnover rate	17.29%	5.09%	27.81%	16.46%	1.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$12.62		$12.48		$12.05	$11.26	$10.00
Gain From Operations:
Net investment income (a)	0.09		0.15		0.16	0.18	0.15
Net gain from securities (both realized and unrealized)	3.94		0.20		0.41	0.80	1.18
Total from operations	4.03		0.35		0.57	0.98	1.33
Distributions to shareholders from:
Net investment income	(0.10)		(0.19)		(0.11)	(0.14)	(0.07)
Realized gains	—		(0.02)		(0.03)	(0.05)	—
Total distributions	(0.10)		(0.21)		(0.14)	(0.19)	(0.07)
Net Asset Value, End of Year	$16.55		$12.62		$12.48	$12.05	$11.26
Total Return (b)	31.98	% (e)	2.75	% (e)	4.99%	8.70%	13.28%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$110,388		$76,378		$58,568	$34,772	$13,493
Ratio of expenses to average net assets,
before reimbursement (c)	0.81%		0.88%		1.00%	1.10%	2.26%
net of reimbursement (c)	0.81%		0.83%		0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.64%		1.20%		1.37%	1.54%	1.41%
Portfolio turnover rate	17.29%		5.09%		27.81%	16.46%	1.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$13.38	$13.30	$12.84	$11.90	$10.14
Gain From Operations:
Net investment income (a)	0.05	0.11	0.12	0.14	0.11
Net gain from securities (both realized and unrealized)	4.83	0.37	0.44	1.01	1.65
Total from operations	4.88	0.48	0.56	1.15	1.76
Distributions to shareholders from:
Net investment income	(0.06)	(0.18)	(0.04)	(0.14)	—
Realized gains	(0.17)	(0.22)	(0.06)	(0.07)	—
Total distributions	(0.23)	(0.40)	(0.10)	(0.21)	—
Net Asset Value, End of Year	$18.03	$13.38	$13.30	$12.84	$11.90
Total Return (b)	36.65%	3.53%	4.56%	9.68%	17.36%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$138	$88	$84	$81	$53
Ratio of expenses to average net assets,
before reimbursement (c)	1.25%	1.36%	1.45%	1.71%	9.40%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.33%	0.87%	0.93%	1.12%	1.01%
Portfolio turnover rate	17.27%	4.87%	46.78%	17.45%	6.24%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$12.99	$12.93	$12.53	$11.61	$10.08
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.06)	0.01	0.02	0.04	0.02
Net gain from securities (both realized and unrealized)	4.67	0.36	0.44	0.99	1.51
Total from operations	4.61	0.37	0.46	1.03	1.53
Distributions to shareholders from:
Net investment income	—	(0.09)	—	(0.04)	—
Realized gains	(0.17)	(0.22)	(0.06)	(0.07)	—
Total distributions	(0.17)	(0.31)	(0.06)	(0.11)	—
Net Asset Value, End of Year	$17.43	$12.99	$12.93	$12.53	$11.61
Total Return (b)	35.64%	2.74%	3.80%	8.89%	15.18%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$293	$216	$178	$152	$139
Ratio of expenses to average net assets,
before reimbursement (c)	2.00%	2.12%	2.20%	2.48%	14.24%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.41)%	0.11%	0.19%	0.31%	0.22%
Portfolio turnover rate	17.27%	4.87%	46.78%	17.45%	6.24%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net Asset Value, Beginning of Year	$13.19	$13.12	$12.67	$11.73	$10.11
Gain From Operations:
Net investment income (a)	0.08	0.14	0.15	0.17	0.24
Net gain from securities (both realized and unrealized)	4.74	0.36	0.43	1.00	1.38
Total from operations	4.82	0.50	0.58	1.17	1.62
Distributions to shareholders from:
Net investment income	(0.09)	(0.21)	(0.07)	(0.16)	—
Realized gains	(0.17)	(0.22)	(0.06)	(0.07)	—
Total distributions	(0.26)	(0.43)	(0.13)	(0.23)	—
Net Asset Value, End of Year	$17.75	$13.19	$13.12	$12.67	$11.73
Total Return (b)	36.79%	3.73%	4.86%	9.98%	16.02%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$41,984	$25,976	$21,610	$15,889	$7,471
Ratio of expenses to average net assets,
before reimbursement (c)	1.00%	1.11%	1.20%	1.48%	4.80%
net of reimbursement (c)	0.85%	0.83%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.50%	1.05%	1.22%	1.37%	2.12%
Portfolio turnover rate	17.27%	4.87%	46.78%	17.45%	6.24%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open -end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short -term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open -end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,941,017	$—	$—	$13,941,017
Open End Funds	450,184	—	—	450,184
Short-Term Investment	205,466	—	—	205,466
Total	$14,596,667	$—	$—	$14,596,667

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$61,208,424	$—	$—	$61,208,424
Open End Funds	2,558,542	—	—	2,558,542
Short-Term Investment	392,754	—	—	392,754
Total	$64,159,720	$—	$—	$64,159,720

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$168,468,149	$—	$—	$168,468,149
Open End Funds	6,998,082	—	—	6,998,082
Short-Term Investment	1,920,609	—	—	1,920,609
Total	$177,386,840	$—	$—	$177,386,840

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$106,118,649	$—	$—	$106,118,649
Open End Funds	4,402,289	—	—	4,402,289
Short-Term Investment	844,421	—	—	844,421
Total	$111,365,359	$—	$—	$111,365,359

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,733,534	$—	$—	$39,733,534
Open End Funds	1,660,636	—	—	1,660,636
Short-Term Investment	1,061,305	—	—	1,061,305
Total	$42,455,475	$—	$—	$42,455,475

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2018 through June 30, 2020 or expected to be taken in the Funds’ June 30, 2021 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$4,256,578	$4,858,845
Ladenburg Income & Growth Fund	17,263,171	9,414,817
Ladenburg Growth & Income Fund	47,937,193	32,431,901
Ladenburg Growth Fund	27,776,526	15,911,805
Ladenburg Aggressive Growth Fund	11,696,801	5,657,469

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2021, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$75,695
Ladenburg Income & Growth Fund	289,793
Ladenburg Growth & Income Fund	793,321
Ladenburg Growth Fund	471,507
Ladenburg Aggressive Growth Fund	169,084

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2021, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2021, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$76,801
Ladenburg Income & Growth Fund	14,491
Ladenburg Growth & Income Fund	425
Ladenburg Growth Fund	471
Ladenburg Aggressive Growth Fund	49,950

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2021, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2022	June 30, 2023	June 30, 2024
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$82,097	$71,489	$76,801	$230,387
Ladenburg Income & Growth Fund	95,081	42,325	14,491	151,897
Ladenburg Growth & Income Fund	148,929	20,324	425	169,678
Ladenburg Growth Fund	118,115	35,935	471	154,521
Ladenburg Aggressive Growth Fund	90,394	67,536	49,950	207,880

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor's account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2021, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$1,195	$355
Ladenburg Income & Growth Fund	3,076	168
Ladenburg Growth & Income Fund	5,291	1,242
Ladenburg Growth Fund	1,725	1,094
Ladenburg Aggressive Growth Fund	276	2,576

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2021, the Distributor received $169, $7,848, $10,368, $286, and $903 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $25, $1,219, $1,602, $86, and $135 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”)

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2021.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2021, National Financial Services held 71.80%, 78.31%, 74.98%, 71.44% and 76.45% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Ladenburg Income Fund	$13,508,267	$1,166,581	$(78,181)	$1,088,400
Ladenburg Income & Growth Fund	54,833,000	9,577,723	(251,003)	9,326,720
Ladenburg Growth & Income Fund	141,420,339	36,614,593	(648,092)	35,966,501
Ladenburg Growth Fund	83,004,787	28,733,899	(373,327)	28,360,572
Ladenburg Aggressive Growth Fund	31,180,532	11,408,390	(133,447)	11,274,943

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2021 and June 30, 2020 was as follows:

	For the year ended June 30, 2021:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$165,380	$19,728	$—	$185,108
Ladenburg Income & Growth Fund	530,072	47,968	—	578,040
Ladenburg Growth & Income Fund	1,232,481	84,667	—	1,317,148
Ladenburg Growth Fund	615,211	—	—	615,211
Ladenburg Aggressive Growth Fund	189,329	349,810	—	539,139

	For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$230,169	$—	$32,796	$262,965
Ladenburg Income & Growth Fund	705,557	—	112,178	$817,735
Ladenburg Growth & Income Fund	1,884,039	—	42,611	$1,926,650
Ladenburg Growth Fund	1,041,761	101,589	—	$1,143,350
Ladenburg Aggressive Growth Fund	371,194	385,915	—	$757,109

For the Ladenburg Aggressive Growth Fund, the difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $3,789 for year ended June 30, 2021, which have been passed through to the Fund underlying shareholders and are deemed dividends for tax purposes.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

As of June 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss		Total
	Ordinary	Long-Term	and	Carry	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Appreciation	Earnings
Ladenburg Income Fund	$—	$423,032	$—	$—	$1,088,400	$1,511,432
Ladenburg Income & Growth Fund	—	573,787	—	—	9,326,720	9,900,507
Ladenburg Growth & Income Fund	—	4,306,584	—	—	35,966,501	40,273,085
Ladenburg Growth Fund	110,134	1,123,425	—	—	28,360,572	29,594,131
Ladenburg Aggressive Growth Fund	62,216	314,274	—	—	11,274,943	11,651,433

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2021, the Funds utilized capital loss carryforwards as follows:

Portfolio	CLCF Utilized
Ladenburg Income Fund	$5,937
Ladenburg Income & Growth Fund	102,034
Ladenburg Growth & Income Fund	170,678
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	—

8.	LIQUIDITY RISK MANAGEMENT PROGRAM

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Funds have adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing a Fund’s liquidity risk (i.e., the risk that a Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of a Fund’s investments, (3) determining a Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with a Fund’s illiquid investment limit, and (5) reporting to the Funds’ Board of Trustees. The Board of Trustees designated the Funds’ investment adviser, Dunham & Associates Investment Counsel, Inc. (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in implementing the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Funds’ Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2019 through March 31, 2021. The report concluded that the Program remains reasonably designed to assess and manage a Fund’s liquidity risk, and that during the period the Program was implemented effectively.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF. Additionally the Ladenburg Aggressive Growth Fund seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Value ETF. The Ladenburg Income Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the SPDR Doubleline Total Return Tactical ETF (collectively, with Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF, the “Securities”). The Funds may redeem its investment in the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2021, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Growth ETF was 26.9% and 28.6%, respectively. As of June 30, 2021, the percentage of the Ladenburg Income Fund’s net assets invested in the SPDR Doubleline Total Return Tactical ETF was 27.6%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five -year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

August 30, 2021

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2021

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2021 and held through June 30, 2021.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads) . Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund's	Beginning		Expenses Paid
	Annualized	Account Value	Ending Account	During	Ending Account	Expenses Paid
Class A	Expense Ratio	01/01/21	Value 6/30/21	Period*	Value 6/30/21	During Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,019.30	$5.01	$1,019.84	$5.01
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,050.30	$5.08	$1,019.84	$5.01
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,077.40	$5.15	$1,019.84	$5.01
Ladenburg Growth Fund	1.00%	$1,000.00	$1,107.40	$5.23	$1,019.84	$5.01
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,119.90	$5.26	$1,019.84	$5.01

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,016.30	$8.75	$1,016.12	$8.75
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,047.00	$8.88	$1,016.12	$8.75
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,073.30	$9.00	$1,016.12	$8.75
Ladenburg Growth Fund	1.75%	$1,000.00	$1,103.00	$9.13	$1,016.12	$8.75
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,115.20	$9.18	$1,016.12	$8.75

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$1,020.70	$4.26	$1,020.58	$4.26
Ladenburg Income & Growth Fund	0.85%	$1,000.00	$1,051.10	$4.32	$1,020.58	$4.26
Ladenburg Growth & Income Fund	0.77%	$1,000.00	$1,078.70	$3.97	$1,020.98	$3.86
Ladenburg Growth Fund	0.81%	$1,000.00	$1,107.80	$4.23	$1,020.78	$4.06
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$1,119.90	$4.47	$1,020.58	$4.26

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June 30, 2021 (181) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/21 – NLFT_v1

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2021

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2021, the Trust was comprised of 68 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-8036583.

6/30/21 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-A21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $63,500

2020 - $63,500

(b)	Audit-Related Fees

2021 – None

2020 – None

(c)	Tax Fees

2021 - $11,000

2020 - $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 – None

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $11,000

2020 - $11,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/21

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/8/21